Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of grants
Government grants	€ 3,577	€ 275,355
US
Disclosure of grants
Remaining amount of government grants received	€ 604			$ 640	€ 5,723	$ 6,104
U.S. Department of Health and Human Services
Disclosure of grants
Amount of funds received		€ 220,344	$ 234,411